Investment Objectives and Goals	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT S&P 500® Index Portfolio (the “Fund”) seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT S&P MidCap 400® Index Portfolio (the “Fund”) seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT Nasdaq 100® Index Portfolio (the “Fund”) seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT Russell 2000® Small Cap Index Portfolio (the “Fund”) seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT EAFE International Index Portfolio (the “Fund”) seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
CVT Investment Grade Bond Index Portfolio (the “Fund”) seeks investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
CVT Volatility Managed Moderate Portfolio (the “Fund”) pursues current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT Volatility Managed Growth Portfolio (the “Fund”) pursues growth potential and some current income, while seeking to manage overall portfolio volatility.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CVT Volatility Managed Moderate Growth Portfolio (the “Fund”) pursues a balance of current income and growth potential, while seeking to manage overall portfolio volatility.